Basis of Preparation - Additional Information (Detail) - $ / $	Mar. 10, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [table]
Exchange rate		19.4960
Increase decrease in foreign currency exchange rate		6.19%
Changes in foreign exchange rates
Disclosure of non-adjusting events after reporting period [table]
Exchange rate	18.3590